Earnings per unit and cash distributions - Additional Information (Detail) - $ / shares		12 Months Ended
	Aug. 06, 2014	Dec. 31, 2016	Dec. 31, 2015
Distribution Made To Limited Subordinated and General Partner [Line Items]
Limited partner interest (as a percent)	49.00%
Common units outstanding (in shares)		25,595,500	20,125,000
Units outstanding (in shares)		20,125,000	20,125,000
General partner interest (as a percent)		2.00%
General partners, shares outstanding (in shares)		933,071	821,429
Minimum per share quarterly distribution (in dollars per share)	$ 0.2625	$ 0.2625
Annual distribution per unit (in dollars per share)		$ 1.05
General Partner [Member]
Distribution Made To Limited Subordinated and General Partner [Line Items]
General partner interest (as a percent)		2.00%
Thereafter Distribution [Member] | General Partner [Member]
Distribution Made To Limited Subordinated and General Partner [Line Items]
General partner interest (as a percent)		2.00%
Thereafter Distribution [Member] | Common Unit Holders [Member]
Distribution Made To Limited Subordinated and General Partner [Line Items]
Partners interest distribution (as a percent)		50.00%
Thereafter Distribution [Member] | Incentive Distributions Rights [Member]
Distribution Made To Limited Subordinated and General Partner [Line Items]
Partners interest distribution (as a percent)		48.00%
First Distribution [Member] | General Partner [Member]
Distribution Made To Limited Subordinated and General Partner [Line Items]
Partners interest distribution (as a percent)		2.00%
First Distribution [Member] | Common Unit Holders [Member]
Distribution Made To Limited Subordinated and General Partner [Line Items]
Partners interest distribution (as a percent)		98.00%
Distribution Two [Member] | General Partner [Member]
Distribution Made To Limited Subordinated and General Partner [Line Items]
Partners interest distribution (as a percent)		2.00%
Distribution Two [Member] | Common Unit Holders [Member]
Distribution Made To Limited Subordinated and General Partner [Line Items]
Partners interest distribution (as a percent)		98.00%
Distribution Three [Member] | General Partner [Member]
Distribution Made To Limited Subordinated and General Partner [Line Items]
Partners interest distribution (as a percent)		2.00%
Distribution Three [Member] | Common Unit Holders [Member]
Distribution Made To Limited Subordinated and General Partner [Line Items]
Partners interest distribution (as a percent)		98.00%
First Target Distribution [Member]
Distribution Made To Limited Subordinated and General Partner [Line Items]
Minimum per share quarterly distribution (in dollars per share)		$ 0.301875
First Target Distribution [Member] | General Partner [Member]
Distribution Made To Limited Subordinated and General Partner [Line Items]
General partner interest (as a percent)		2.00%
First Target Distribution [Member] | Common Unit Holders [Member]
Distribution Made To Limited Subordinated and General Partner [Line Items]
Partners interest distribution (as a percent)		98.00%
Second Target Distribution [Member]
Distribution Made To Limited Subordinated and General Partner [Line Items]
Minimum per share quarterly distribution (in dollars per share)		$ 0.328125
Second Target Distribution [Member] | General Partner [Member]
Distribution Made To Limited Subordinated and General Partner [Line Items]
General partner interest (as a percent)		2.00%
Second Target Distribution [Member] | Common Unit Holders [Member]
Distribution Made To Limited Subordinated and General Partner [Line Items]
Partners interest distribution (as a percent)		85.00%
Second Target Distribution [Member] | Incentive Distributions Rights [Member]
Distribution Made To Limited Subordinated and General Partner [Line Items]
Partners interest distribution (as a percent)		13.00%
Third Target Distribution [Member]
Distribution Made To Limited Subordinated and General Partner [Line Items]
Minimum per share quarterly distribution (in dollars per share)		$ 0.39375
Third Target Distribution [Member] | General Partner [Member]
Distribution Made To Limited Subordinated and General Partner [Line Items]
General partner interest (as a percent)		2.00%
Third Target Distribution [Member] | Common Unit Holders [Member]
Distribution Made To Limited Subordinated and General Partner [Line Items]
Partners interest distribution (as a percent)		75.00%
Third Target Distribution [Member] | Incentive Distributions Rights [Member]
Distribution Made To Limited Subordinated and General Partner [Line Items]
Partners interest distribution (as a percent)		23.00%
Common Units [Member]
Distribution Made To Limited Subordinated and General Partner [Line Items]
Limited partner interest (as a percent)		52.10%
Common units outstanding (in shares)		24,300,164
Common units outstanding (as a percent)		95.00%
Units outstanding (as a percent)		5.00%
Units outstanding (in shares)		1,295,336
Subordinate Units [Member]
Distribution Made To Limited Subordinated and General Partner [Line Items]
Limited partner interest (as a percent)		45.90%
Units outstanding (as a percent)		100.00%
Units outstanding (in shares)		20,125,000